Registration No. 333-79379
                                                 Registration No. 811-07659
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                              -------------------
                                   FORM N-4


        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]

        Pre-Effective Amendment No.                               [ ]

        Post-Effective Amendment No. 6                            [X]


                                    AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

        Amendment No. 64                                          [X]


                       (Check appropriate box or boxes)

                              -------------------

                            SEPARATE ACCOUNT No. 49
                                      of
        THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          (Exact Name of Registrant)

                              -------------------

        THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)

          1290 Avenue of the Americas, New York, New York 10104
           (Address of Depositor's Principal Executive Offices)
    Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------
                                   ROBIN WAGNER
                             VICE PRESIDENT AND COUNSEL
        The Equitable Life Assurance Society of the United States
          1290 Avenue of the Americas, New York, New York 10104
                 (Name and Address of Agent for Service)
                              ---------------------

               Please send copies of all communications to:

                               PETER E. PANARITES
                                 FOLEY & LARDNER
                               WASHINGTON HARBOUR
                            3000 K STREET, NORTHWEST
                             WASHINGTON, D.C. 20007
                                 (202) 295-4019

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

[X]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]      On (date) pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 6 ("PEA") to the Form N-4 Registration Statement No. 333-79379 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account 49 is being filed solely for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA also adds a Form of Participation Agreement as Exhibit 8(b) under Item 24(b). The PEA does not amend or delete the currently effective Accumulator Express Prospectus or Statement of Additional Information or supplements to the Prospectus, dated or any other part of the Registration Statement except as specifically noted herein.

(Parts A, B and C of Post Effective Amendment Nos. 4 and 5 to the Form N-4 Registration Statement (File No. 333-79379), filed with the Commission on April 25, 2001 and on August 9, 2001, respectively, are incorporated by reference.)

The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED JANUARY 14, 2002, TO THE MAY 1, 2001 PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION ("SAIS") FOR:


   Accumulator
   Accumulator Advisor
   Accumulator Plus
   Accumulator Express
   Accumulator Select
   Accumulator Elite
   Accumulator Select II
   Accumulator Elite II
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced prospectuses and SAIs, as supplemented to date (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.


1. NEW VARIABLE INVESTMENT OPTIONS:

The following is added to the Prospectuses under "Fee table":

A. We anticipate making available the variable investment options described below on or about January 14, 2002, subject to state availability.



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                                                FEE TABLE INFORMATION:
                                          ANNUAL EXPENSES (AS A PERCENTAGE OF
        PORTFOLIO NAME                AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)
-----------------------------------------------------------------------------------------------------------
                                MANAGEMENT                        OTHER
                               FEE (AFTER                        EXPENSES       NET TOTAL
                                EXPENSE                      (AFTER EXPENSE      ANNUAL
                             LIMITATION)(1)    12B-1 FEE(2)   LIMITATION)(3)   EXPENSES(4)
-----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST PORTFOLIOS:
-----------------------------------------------------------------------------------------------------------
EQ/Alliance Global              0.72%            0.25%           0.09%            1.06%
-----------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and          0.58%            0.25%           0.05%            0.88%
Income
-----------------------------------------------------------------------------------------------------------
EQ/Alliance Growth              0.56%            0.25%           0.06%            0.87%
Investors
-----------------------------------------------------------------------------------------------------------
EQ/Alliance International       0.85%            0.25%           0.29%            1.39%
-----------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond        0.53%            0.25%           0.06%            0.84%
-----------------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions           0.00%            0.25%           0.70%            0.95%
-----------------------------------------------------------------------------------------------------------
EQ/AXP Strategy                 0.18%            0.25%           0.57%            1.00%
Aggressive
-----------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
        PORTFOLIO NAME                     OTHER PORTFOLIO INFORMATION
                                        OBJECTIVE              INVESTMENT ADVISER(5)
-----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST PORTFOLIOS:
-----------------------------------------------------------------------------------------------------------
EQ/Alliance Global          Long-term growth of capital    Alliance Capital
                                                           Management, L.P.
-----------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and      High total return through      Alliance Capital
Income                      investments primarily in       Management, L.P.
                            dividend-paying stocks of
                            good quality, although the
                            Portfolio may also invest in
                            fixed income and
                            convertible securities
-----------------------------------------------------------------------------------------------------------
EQ/Alliance Growth          High total return consistent   Alliance Capital
Investors                   with the adviser's             Management, L.P.
                            determination of reasonable
                            risk
-----------------------------------------------------------------------------------------------------------
EQ/Alliance International   Long-term growth of capital    Alliance Capital
                                                           Management, L.P.
-----------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond    High current income            Alliance Capital
                            consistent with preservation   Management, L.P.
                            of capital
-----------------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions       Long-term growth of capital    American Express Financial
                                                           Corporation
-----------------------------------------------------------------------------------------------------------
EQ/AXP Strategy             Long-term growth of capital    American Express Financial
Aggressive                                                 Corporation
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                               FEE TABLE INFORMATION:
                                         ANNUAL EXPENSES (AS A PERCENTAGE OF
       PORTFOLIO NAME                AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)
------------------------------------------------------------------------------------------------
                               MANAGEMENT                          OTHER
                              FEE (AFTER                        EXPENSES        NET TOTAL
                                EXPENSE                      (AFTER EXPENSE      ANNUAL
                            LIMITATION)(1)    12B-1 FEE(2)   LIMITATION)(3)   EXPENSES(4)
------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST PORTFOLIOS: (CONTINUED)
------------------------------------------------------------------------------------------------
EQ/Balanced*                   0.57%            0.25%           0.08%            0.90%
------------------------------------------------------------------------------------------------
EQ/Evergreen Omega*            0.00%            0.25%           0.70%            0.95%
------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value         0.60%            0.25%           0.10%            0.95%
    Equity*
------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------
AXA Premier VIP Core           0.32%            0.25%           0.38%            0.95%
Bond
------------------------------------------------------------------------------------------------
AXA Premier VIP Health         1.20%            0.25%           0.40%            1.85%
Care
------------------------------------------------------------------------------------------------
AXA Premier VIP                1.03%            0.25%           0.52%            1.80%
International Equity
------------------------------------------------------------------------------------------------
AXA Premier VIP Large          0.70%            0.25%           0.40%            1.35%
Cap Core Equity
------------------------------------------------------------------------------------------------
AXA Premier VIP Large          0.70%            0.25%           0.40%            1.35%
Cap Growth
------------------------------------------------------------------------------------------------
AXA Premier VIP Large          0.70%            0.25%           0.40%            1.35%
Cap Value
------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------
       PORTFOLIO NAME                     OTHER PORTFOLIO INFORMATION
------------------------------------------------------------------------------------------------
                                       OBJECTIVE              INVESTMENT ADVISER(5)
------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST PORTFOLIOS: (CONTINUED)
------------------------------------------------------------------------------------------------
EQ/Balanced*               High return through both       Alliance Capital
                           appreciation of capital and    Management, L.P.
                           current income                 Capital Guardian Trust
                                                          Company
                                                          Jennison Associates, LLC
------------------------------------------------------------------------------------------------
EQ/Evergreen Omega*        Long-term growth of capital    Evergreen Investment
                                                          Management Company, LLC
------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value     Capital appreciation and,      Mercury Advisors
    Equity*                secondarily, income
------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------
AXA Premier VIP Core       To seek a balance of a high    BlackRock Advisors, Inc.
Bond                       current income and capital     Pacific Investment
                           appreciation, consistent       Management Company, LLC
                           with a prudent level of risk   (PIMCO)
------------------------------------------------------------------------------------------------
AXA Premier VIP Health     Long-term growth of capital    A I M Capital Management,
Care                                                      Inc.
                                                          Dresdner RCM Global
                                                          Investors, LLC
                                                          Wellington Management
                                                          Company, LLP
------------------------------------------------------------------------------------------------
AXA Premier VIP            Long-term growth of capital    Alliance Capital
International Equity                                      Management, L.P., through
                                                          its Bernstein Investment
                                                          Research and Management
                                                          Unit
                                                          Bank of Ireland Asset
                                                          Management (U.S.) Limited
                                                          OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------
AXA Premier VIP Large      Long-term growth of capital    Alliance Capital
Cap Core Equity                                           Management, L.P., through
                                                          its Bernstein Investment
                                                          Research and Management
                                                          Unit
                                                          Janus Capital Corporation
                                                          Thornburg Investment
                                                          Management, Inc.
------------------------------------------------------------------------------------------------
AXA Premier VIP Large      Long-term growth of capital    Alliance Capital
Cap Growth                                                Management, L.P.
                                                          Dresdner RCM Global
                                                          Investors
                                                          TCW Investment
                                                          Management Company
------------------------------------------------------------------------------------------------
AXA Premier VIP Large      Long-term growth of capital    Alliance Capital
Cap Value                                                 Management, L.P.
                                                          MFS Investment
                                                          Management
                                                          Institutional Capital
                                                          Corporation
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                           FEE TABLE INFORMATION:
                                     ANNUAL EXPENSES (AS A PERCENTAGE OF
     PORTFOLIO NAME              AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)
------------------------------------------------------------------------------------------------
                           MANAGEMENT                        OTHER
                          FEE (AFTER                       EXPENSES        NET TOTAL
                           EXPENSE                      (AFTER EXPENSE      ANNUAL
                        LIMITATION)(1)    12B-1 FEE(2)   LIMITATION)(3)   EXPENSES(4)
------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST: (CONTINUED)
------------------------------------------------------------------------------------------------
AXA Premier VIP            0.95%            0.25%           0.40%            1.60%
Small/Mid Cap Growth
------------------------------------------------------------------------------------------------
AXA Premier VIP            0.95%            0.25%           0.40%            1.60%
Small/Mid Cap Value
------------------------------------------------------------------------------------------------
AXA Premier VIP            1.20%            0.25%           0.40%            1.85%
Technology
------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------
     PORTFOLIO NAME                  OTHER PORTFOLIO INFORMATION
------------------------------------------------------------------------------------------------
                                   OBJECTIVE             INVESTMENT ADVISER(5)
------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST: (CONTINUED)
------------------------------------------------------------------------------------------------
AXA Premier VIP        Long-term growth of capital   Alliance Capital
Small/Mid Cap Growth                                 Management, L.P.
                                                     MFS Investment
                                                     Management
                                                     RS Investment Management,
                                                     LP
------------------------------------------------------------------------------------------------
AXA Premier VIP        Long-term growth of capital   AXA Rosenberg
Small/Mid Cap Value                                  The Boston Company Asset
                                                     Management, LLC
                                                     TCW Investment
                                                     Management Company
------------------------------------------------------------------------------------------------
AXA Premier VIP        Long-term growth of capital   Alliance Capital
Technology                                           Management, L.P.
                                                     Dresdner RCM Global
                                                     Investors, LLC
                                                     Firsthand Capital
                                                     Management, Inc.
------------------------------------------------------------------------------------------------

*   These portfolios were previously available under certain contracts.
(1) The Investment results you achieve in each of these variable investment options will depend on the investment performance of the corresponding Portfolio of the Trusts that shares the same name as that option. The adviser(s) shown is the adviser(s) who makes the investment decisions for the Portfolio.
(2) The management fee for each Portfolio cannot be increased without a vote of each Portfolio's shareholders. See footnote (5) for any expense limitation agreement information.
(3) Portfolio shares are all subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by each Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee can be increased in accordance with the terms of the Rule 12b-1 Plan and the Investment Company Act of 1940.
(4) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital for the Portfolios of AXA Premier VIP Trust was invested on December 31, 2001, "Other Expenses" shown for these Portfolios are estimated. See footnote
    (5) for any expense limitation agreement information.
(5) Equitable Life, the Trusts' manager, has entered into expense limitation agreements with respect to certain Portfolios which are effective from May 1, 2001 (or the date initial seed capital was invested, if later) to April 30, 2002 for portfolios available through EQ Advisors Trust and to April 30, 2003 for portfolios available under AXA Premier VIP Trust. Under these agreements, Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such Portfolio has reached sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. For more information, see the prospectus for each Trust. The following chart indicates management fees and other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect or the expense limitation arrangement did not result in a fee waiver or reimbursement.

-----------------------------------------------------------------------------------------------------------------------------
                                          MANAGEMENT FEE (BEFORE ANY FEE WAIVERS     OTHER EXPENSES (BEFORE ANY FEE WAIVERS
             PORTFOLIO NAME                   AND/OR EXPENSE REIMBURSEMENTS)            AND/OR EXPENSE REIMBURSEMENTS)
-----------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions                        0.65%                                     1.23%
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EQ/AXP Strategy Aggressive                   0.70%                                     0.57%
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EQ/Evergreen Omega                           0.65%                                     0.83%
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AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                    0.60%                                     0.38%
-----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care                  1.20%                                     0.40%
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AXA Premier VIP International Equity         1.05%                                     0.52%
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AXA Premier VIP Large Cap Core Equity        0.90%                                     0.40%
-----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth             0.90%                                     0.40%
-----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value              0.90%                                     0.40%
-----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth         1.10%                                     0.40%
-----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value          1.10%                                     0.40%
-----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology                   1.20%                                     0.40%
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B. Examples with respect to the new variable investment options:

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume that a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option. Other than as indicated in the next sentence, the charges used in the examples are the maximum aggregate charges that can apply under any contract to which this Supplement relates. (1) The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.006 per $1,000. Please note that the charges that would apply under your contract may be lower if: (i) your contract does not have an annual administrative charge; (ii) the current charges under your contract are lower than the maximum charges used in the examples below; or
(iii) your contract either does not have a surrender charge, has a lesser percentage surrender charge, or has a shorter surrender charge period than is used in the examples. The examples assume continuation of Net Total Annual Expenses (after expense limitation) shown for each Portfolio of the Trusts in the table above for the entire one, three, five and ten year periods included in the examples."

These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.



--------------------------------------------------------------------------------------------
                                        IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH
                                               PERIOD SHOWN, THE EXPENSES WOULD BE:
--------------------------------------------------------------------------------------------
                                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------
EQ/Alliance Global                      $ 112.32     $ 184.27     $ 217.85     $ 387.18
--------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income           $ 110.36     $ 178.69     $ 208.24     $ 370.00
--------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors            $ 110.25     $ 178.38     $ 207.70     $ 369.04
--------------------------------------------------------------------------------------------
EQ/Alliance International               $ 115.93     $ 194.45     $ 235.27     $ 417.85
--------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                $ 109.92     $ 177.45     $ 206.09     $ 366.14
--------------------------------------------------------------------------------------------
EQ/AXP New Dimensions                   $ 111.12     $ 180.86     $ 211.98     $ 376.72
--------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive              $ 111.67     $ 182.41     $ 214.65     $ 381.49
--------------------------------------------------------------------------------------------
EQ/Balanced                             $ 110.58     $ 179.31     $ 209.31     $ 371.93
--------------------------------------------------------------------------------------------
EQ/Evergreen Omega                      $ 111.12     $ 180.86     $ 211.98     $ 376.72
--------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity           $ 111.12     $ 180.86     $ 211.98     $ 376.72
--------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond               $ 111.12     $ 180.86     $ 211.98     $ 376.72
--------------------------------------------------------------------------------------------
AXA Premier VIP Health Care             $ 120.95     $ 208.51     $ 259.15     $ 458.87
--------------------------------------------------------------------------------------------
AXA Premier VIP International Equity    $ 120.40     $ 206.99     $ 256.58     $ 454.51
--------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity   $ 115.49     $ 193.22     $ 233.17     $ 414.19
--------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth        $ 115.49     $ 193.22     $ 233.17     $ 414.19
--------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value         $ 115.49     $ 193.22     $ 233.17     $ 414.19
--------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth    $ 118.22     $ 200.88     $ 246.23     $ 436.82
--------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value     $ 118.22     $ 200.88     $ 246.23     $ 436.82
--------------------------------------------------------------------------------------------
AXA Premier VIP Technology              $ 120.95     $ 208.51     $ 259.15     $ 458.87
--------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------
                                         IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END OF
                                            EACH PERIOD SHOWN, THE EXPENSES WOULD BE:
--------------------------------------------------------------------------------------------
                                           1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------
EQ/Alliance Global                      $ 32.32     $ 101.17     $ 173.92     $ 368.07
--------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income           $ 30.36     $  95.58     $ 164.75     $ 350.54
--------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors            $ 30.25     $  95.27     $ 164.23     $ 349.55
--------------------------------------------------------------------------------------------
EQ/Alliance International               $ 35.93     $ 111.37     $ 190.57     $ 399.39
--------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                $ 29.92     $  94.34     $ 162.70     $ 346.60
--------------------------------------------------------------------------------------------
EQ/AXP New Dimensions                   $ 31.12     $  97.76     $ 168.32     $ 357.40
--------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive              $ 31.67     $  99.31     $ 170.87     $ 362.26
--------------------------------------------------------------------------------------------
EQ/Balanced                             $ 30.58     $  96.20     $ 165.77     $ 352.50
--------------------------------------------------------------------------------------------
EQ/Evergreen Omega                      $ 31.12     $  97.76     $ 168.32     $ 357.40
--------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity           $ 31.12     $  97.76     $ 168.32     $ 357.40
--------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond               $ 33.18     $ 107.36     $ 184.04     $ 387.18
--------------------------------------------------------------------------------------------
AXA Premier VIP Health Care             $ 31.29     $ 101.79     $ 174.94     $ 370.00
--------------------------------------------------------------------------------------------
AXA Premier VIP International Equity    $ 31.19     $ 101.48     $ 174.43     $ 369.04
--------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity   $ 36.65     $ 117.52     $ 200.54     $ 417.85
--------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth        $ 30.87     $ 100.55     $ 172.91     $ 366.14
--------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value         $ 32.03     $ 103.96     $ 178.49     $ 376.72
--------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth    $ 32.55     $ 105.51     $ 181.01     $ 381.49
--------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value     $ 31.50     $ 102.41     $ 175.95     $ 371.93
--------------------------------------------------------------------------------------------
AXA Premier VIP Technology              $ 32.03     $ 103.96     $ 178.49     $ 376.72
--------------------------------------------------------------------------------------------

(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000 or the initial payment is less than $20, we may pay the amount to you in a single sum instead of payments under an annuity payout option. See "Accessing your money."


2. NEW TRUST

The nine new AXA Premier VIP Portfolios are part of the AXA Premier VIP Trust. Accordingly the following changes are made to each prospectus:

A. A new section is added to each prospectus following "About EQ Advisors Trust" as follows:

"About AXA Premier VIP Trust

AXA Premier VIP Trust is registered under the Investment Company Act of 1940. It is classified as an "open-end management investment company," more commonly called a mutual fund. The Trust issues different shares relating to each Portfolio. Equitable Life serves as the investment manager of the Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trust and is responsible for retaining or discontinuing the services of those advisers. AXA Premier VIP Trust commenced operations on December 31, 2001. The Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on the Trust's shares are reinvested in full. The Board of Trustees of the Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about the Trust, its Portfolio investment objectives, policy restrictions, risks, expenses, the Rule 12b-1 Plan relating to its Class IB/B shares, and other aspects of its operations appear in its prospectus attached at the end of this Supplement, or in its SAI which is available upon request."

B. The discussion in the section "About your voting rights" in each prospectus is amended to apply to AXA Premier VIP Trust in addition to EQ Advisors Trust.

3. THE SECOND PARAGRAPH IN THE SECTION TITLED, "DISTRIBUTION OF THE CONTRACTS," UNDER "MORE INFORMATION" NOW READS AS FOLLOWS:

"It is anticipated that in January, 2002, AXA Distributors, LLC will become a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"), including the role of principal underwriter of Separate Account 49. Like EDI, AXA Distributors, LLC is owned by Equitable Holdings, LLC. Accordingly, once the merger is complete, all references to the principal underwriter in each prospectus should be replaced with AXA Distributors, LLC."


4. APPLICABLE TO ACCUMULATOR, ACCUMULATOR PLUS, ACCUMULATOR SELECT, ACCUMULATOR SELECT II, ACCUMULATOR ELITE AND ACCUMULATOR ELITE II ONLY:

All references to the 5% crediting rate with respect to the benefit base for the 5% roll up to age 80 guaranteed minimum death benefit and the guaranteed minimum income benefit are changed to 3% with respect to the EQ/Alliance Quality Bond and AXA Premier VIP Core Bond options.


5. TAX CHANGES

The information below under "Source of Contributions" and "Limitations on Contributions" is added to the charts appearing under "Contract Features and Benefits" in the prospectuses for contract types indicated below. We will apply these contribution limits regardless of any lower limit in your contract.




----------------------------------------------------------------------------------------------------------
CONTRACT TYPE:              SOURCE OF CONTRIBUTIONS
----------------------------------------------------------------------------------------------------------
ROLLOVER IRA,               o Rollovers of after-tax funds
FLEXIBLE PREMIUM IRA          from traditional IRAs, 403(b)
                              plans and qualified plans.
                              (Consult your tax advisor
                              regarding recordkeeping
                              requirements for rollovers of
                              after-tax contributions from
                              403(b) plans and qualified
                              plans.)
                            o Eligible rollover distributions
                              from governmental EDC
                              plans.
                            o For calendar year 2002,
                              additional "catch-up"
                              contributions.
----------------------------------------------------------------------------------------------------------
ROTH CONVERSION IRA         o For the calendar year 2002,
FLEXIBLE PREMIUM ROTH IRA     additional regular "catch-up"
                              contributions.
----------------------------------------------------------------------------------------------------------
ROLLOVER TSA                o Beginning in 2002, eligible
                              rollover distributions of
                              pre-tax funds from other
                              403(b) plans, qualified plans,
                              governmental EDC plans and
                              traditional IRAs.
----------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------
CONTRACT TYPE:              LIMITATIONS ON CONTRIBUTIONS
----------------------------------------------------------------------------------------------------------
ROLLOVER IRA,               o Additional "catch-up" contributions totalling up to $500 can be made
FLEXIBLE PREMIUM IRA          where the owner is at least age 50 but under age 70 1/2 at any time during
                              2002, for the calendar year 2002. Consult your tax advisor for more information on catch-up contributions.
                            o Total regular contributions may not exceed $2,000 per year for contributions for the calendar year 2001 and $3,000 per year thereafter.
----------------------------------------------------------------------------------------------------------
ROTH CONVERSION IRA         o Additional "catch-up" contributions totalling up to $500 can be made
FLEXIBLE PREMIUM ROTH IRA     where the owner is at least age 50 at any time during 2002, for the calendar year 2002. Consult your tax advisor for more information on catch-up contributions.
                            o Total regular contributions may not exceed $2,000 per year for contributions for the calendar year 2001 and $3,000 per year thereafter.
----------------------------------------------------------------------------------------------------------
ROLLOVER TSA
----------------------------------------------------------------------------------------------------------

                                    PART C

                               OTHER INFORMATION

This Part C is amended solely for the purpose of adding Exhibit No. 8.(b) and filing such exhibit herewith. No amendment or deletion is made of any of the other information set forth under the Part C Items as provided in Post-Effective Amendment No. 4 to the Registration Statement.


Item 24. Financial Statements and Exhibits.

         (b) Exhibits.

         The following exhibit is filed herewith:

         8.(b) Form of Participation Agreement.

                                SIGNATURES



      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 5th day of December, 2001.



                                    SEPARATE ACCOUNT No. 49 OF
                                    THE EQUITABLE LIFE ASSURANCE SOCIETY
                                    OF THE UNITED STATES
                                                (Registrant)

                                    By: The Equitable Life Assurance
                                        Society of the United States


                                    By: /s/ Robin Wagner
                                        ----------------------
                                            Robin Wagner
                                            Vice President and Counsel
                                            The Equitable Life
                                            Assurance Society of the United
                                            States

                                  SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 5th day of December, 2001.


                                              THE EQUITABLE LIFE ASSURANCE
                                              SOCIETY OF THE UNITED STATES
                                                       (Depositor)


                                          By:  /s/ Robin Wagner
                                              ----------------------
                                                   Robin Wagner
                                                   Vice President and Counsel
                                                   The Equitable Life
                                                   Assurance Society of the
                                                   United States


      As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                   Director, Chairman of the Board and
                                          Chief Executive Officer


PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                         Vice Chairman of the Board,
                                          Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                       Senior Vice President and Controller


*DIRECTORS:

 Bruce W. Calvert           Jean-Rene Fourtou          George T. Lowy
 Francoise Colloc'h         Norman C. Francis          Edward D. Miller
 Christopher M. Condron     Donald J. Greene           Didier Pineau-Valencienne
 Henri de Castries          John T. Hartley            George J. Sella, Jr.
 Claus-Michael Dill         John H.F. Haskell, Jr.     Peter J. Tobin
 Joseph L. Dionne           Mary R. (Nina) Henderson   Stanley B. Tulin
 Denis Duverne              W. Edwin Jarmain



*By:/s/ Robin Wagner
    --------------------
        Robin Wagner
        Attorney-in-Fact


December 5, 2001

                                 EXHIBIT INDEX


EXHIBIT NO.                                                TAG VALUE
-----------                                                ---------

8(b)                  Form of Participation Agreement      EX-99.8b